Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Limited Term Municipal Fund))	0 Months Ended
Jan. 28, 2013
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	6.78%
5 Years (or life of class, if less)	5.91%
10 Years	5.10%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	9.54% [1]
Consumer Price Index
Average Annual Return:
1 Year	1.74%
5 Years (or life of class, if less)	1.80%
10 Years	2.41%
Class A
Average Annual Return:
1 Year	5.05%
5 Years (or life of class, if less)	4.20%
10 Years	4.89%
Inception Date	Nov. 11, 1986
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.05%
5 Years (or life of class, if less)	4.20%
10 Years	4.89%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.80%
5 Years (or life of class, if less)	4.26%
10 Years	4.87%
Class B
Average Annual Return:
1 Year	2.68%
5 Years (or life of class, if less)	3.65%
10 Years	4.65%
Inception Date	Sep. 11, 1995
Class C
Average Annual Return:
1 Year	5.69%
5 Years (or life of class, if less)	3.89%
10 Years	4.34%
Inception Date	Dec. 01, 1993
Class Y
Average Annual Return:
1 Year	7.82%
5 Years (or life of class, if less)	9.22%
10 Years
Inception Date	Jan. 31, 2011

[1]	As of 01/31/2011.